UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-7420

Exact name of registrant as specified in charter:	Delaware Investments Minnesota
Municipal Income Fund II, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Investments Minnesota Municipal Income Fund II, Inc.

December 31, 2007

	Principal
	Amount	Value
Municipal Bonds – 156.68%
Corporate Revenue Bonds – 6.43%
Anoka County Solid Waste Disposal (National Rural Utility) Series A 6.95% 12/1/08 (AMT)	$155,000	$156,610
Cloquet Pollution Control Revenue Refunding (Potlatch Project) 5.90% 10/1/26	5,500,000	5,516,226
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	3,325,000	3,241,908
Minneapolis Community Development Agency Supported (Limited Tax Common Bond Fund)
Series A 6.75% 12/1/25 (AMT)	865,000	905,923
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	1,000,000	947,640
		10,768,307
Education Revenue Bonds – 5.47%
Minnesota State Higher Education Facilities Authority Revenue
(Augsburg College) Series 6-J1 5.00% 5/1/28	1,500,000	1,460,685
(College of St. Benedict) Series 5-W
5.00% 3/1/20	2,000,000	2,002,120
5.25% 3/1/24	300,000	300,180
(St. Catherine College) Series 5-N1 5.375% 10/1/32	1,500,000	1,496,805
(St. Mary's University) Series 5-U 4.80% 10/1/23	1,400,000	1,353,030
(St. Thomas University) Series 5-Y 5.00% 10/1/24	1,000,000	1,020,010
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation Project) 5.00% 5/1/23	1,000,000	1,032,740
University of the Virgin Islands Series A 5.375% 6/1/34	500,000	480,890
		9,146,460
Electric Revenue Bonds – 21.30%
Chaska Electric Revenue Refunding (Generating Facilities) Series A 5.25% 10/1/25	250,000	258,580
Minnesota State Municipal Power Agency Electric Revenue Series A
5.00% 10/1/34	6,500,000	6,414,525
5.25% 10/1/19	1,610,000	1,687,135
Southern Minnesota Municipal Power Agency Supply System Revenue
&[1]5.25% 1/1/14 (AMBAC)	14,000,000	15,351,280
&[2]5.25% 1/1/15 (AMBAC)	3,000,000	3,314,640
Series A 5.25% 1/1/16 (AMBAC)	1,500,000	1,664,670
Western Minnesota Municipal Power Agency Supply Revenue Series A 5.00% 1/1/30 (MBIA)	6,790,000	6,951,466
		35,642,296
Escrowed to Maturity Bonds – 16.91%
Dakota/Washington Counties Housing & Redevelopment Authority Bloomington
Single Family Residential Mortgage Revenue 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	8,055,000	11,644,791
Southern Minnesota Municipal Power Agency Supply System Revenue Refunding Series B 5.50% 1/1/15 (AMBAC)	390,000	417,889
St. Paul Housing & Redevelopment Authority Sales Tax (Civic Center Project)
5.55% 11/1/23	2,300,000	2,399,797
5.55% 11/1/23 (MBIA)	4,200,000	4,382,238
University of Minnesota Hospital & Clinics 6.75% 12/1/16	2,580,000	3,101,186
University of Minnesota Series A 5.50% 7/1/21	4,000,000	4,582,440
Western Minnesota Municipal Power Agency Supply Revenue Series A 6.625% 1/1/16	1,535,000	1,779,050
		28,307,391
Health Care Revenue Bonds – 21.67%
Bemidji Health Care Facilities First Mortgage Revenue (North Country Health Services) 5.00% 9/1/24 (RADIAN)	1,500,000	1,502,985
Duluth Economic Development Authority Health Care Facilities Revenue (Benedictine
Health System-St. Mary's Hospital) 5.25% 2/15/33	5,000,000	4,996,200
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project) 5.00% 4/1/25	2,000,000	1,862,960
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation) 5.25% 5/1/37	2,000,000	1,986,520
(North Memorial Health Care) 5.00% 9/1/29	1,515,000	1,485,427
Minneapolis Health Care System Revenue (Fairview Health Services) Series D
5.00% 11/15/30 (AMBAC)	1,500,000	1,520,865
5.00% 11/15/34 (AMBAC)	3,250,000	3,276,098
Minnesota Agricultural & Economic Development Board Revenue Unrefunded Balance
(Fairview Health Care System) Series A
5.75% 11/15/26 (MBIA)	100,000	102,156
6.375% 11/15/29	195,000	204,196

North Oaks Senior Housing Revenue (Presbyterian Homes) 6.25% 10/1/47	1,500,000	1,497,630
Northfield Hospital Revenue 5.375% 11/1/31	750,000	711,360
Rochester Health Care Facilities Revenue
(Mayo Clinic) 5.00% 11/15/36	2,000,000	2,008,720
(Mayo Foundation) Series B 5.50% 11/15/27	4,365,000	4,436,324
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34	1,560,000	1,504,589
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/18 (MBIA)	2,380,000	2,545,362
(Healthpartners Obligation Group Project) 5.25% 5/15/36	2,000,000	1,899,580
(Regions Hospital Project) 5.30% 5/15/28	1,000,000	985,850
St. Paul Housing & Redevelopment Authority Revenue
(Franciscan Health Project-Elderly) 5.40% 11/20/42 (GNMA) (FHA)	2,700,000	2,752,839
Winona Health Care Facilities Revenue Refunding (Winona Health Obligation Group) 5.00% 7/1/23	1,010,000	991,315
		36,270,976
Housing Revenue Bonds – 8.90%
Chanhassen Multifamily Housing Revenue Refunding (Heritage Park Apartments
Project) 6.20% 7/1/30 (FHA) (AMT) (HUD Section 8)	1,105,000	1,115,906
Dakota County Housing & Redevelopment Authority Single Family Mortgage Revenue
5.85% 10/1/30 (GNMA) (FNMA) (AMT)	13,000	13,098
@Harmony Multifamily Housing Revenue (Zedakah Foundation Project) Series A 5.95% 9/1/20 (HUD Section 8)	1,000,000	952,500
Minneapolis Multifamily Housing Revenue
•(Gaar Scott Loft Project) 5.95% 5/1/30 (AMT)	940,000	966,038
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	845,000	845,727
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	2,000,000	2,017,720
(Sumner Housing Project) Series A 5.15% 2/20/45 (GNMA) (AMT)	3,575,000	3,432,143
Minnesota State Housing Finance Agency Revenue
(Rental Housing)
Series A 5.00% 2/1/35 (AMT)	1,000,000	964,740
Series D 5.95% 2/1/18 (MBIA)	130,000	130,302
(Residential Housing)
Series B-1 5.35% 1/1/33 (AMT)	1,770,000	1,773,186
Series I 5.15% 7/1/38 (AMT)	1,000,000	977,440
(Single Family Mortgage) Series J 5.90% 7/1/28 (AMT)	965,000	975,760
Washington County Housing & Redevelopment Authority Revenue Refunding
(Woodland Park Apartments Project) 4.70% 10/1/32	750,000	736,275
		14,900,835
Lease Revenue Bonds – 9.52%
Puerto Rico Public Buildings Authority Revenue Unrefunded Balance (Guaranteed Government Facilities Bonds)
Series D 5.25% 7/1/27	530,000	533,265
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,385,000	2,502,366
5.25% 12/1/27	4,800,000	4,985,951
Series 3-12 5.125% 12/1/27	1,000,000	1,035,680
(Robert Street Office Building Project)
Series 3-11 5.00% 12/1/27	3,045,000	3,152,793
Series 9 5.25% 12/1/27	2,000,000	2,086,480
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	680,000	677,226
5.375% 10/1/30	965,000	953,681
		15,927,442
Local General Obligation Bonds – 20.00%
Dakota County Community Development Agency Governmental Housing Refunding
(Senior Housing Facilities) Series A 5.00% 1/1/23	1,100,000	1,153,911
Farmington Independent School District #192
Series A 5.00% 2/1/23 (FSA)	2,280,000	2,380,753
Series B 5.00% 2/1/27 (FSA)	1,500,000	1,565,805
Hennepin County Regional Railroad Authority 5.00% 12/1/26	3,500,000	3,595,935
Hennepin County Series B 5.00% 12/1/18	2,300,000	2,397,727
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)	2,000,000	2,060,420
Metropolitan Council Minneapolis/St. Paul Metropolitan Area Waste Water Treatment Series B
4.375% 12/1/27	1,500,000	1,490,085
5.00% 12/1/21	2,000,000	2,141,440
Minneapolis Refunding (Sports Arena Project) 5.125% 10/1/20	750,000	753,210
Minneapolis Special School District #001 5.00% 2/1/19 (FSA)	1,175,000	1,242,093
Moorhead Economic Development Authority Tax Increment Series A 5.25% 2/1/25 (MBIA)	1,000,000	1,047,420
Moorhead Improvement Series B 5.00% 2/1/33 (MBIA)	3,250,000	3,360,858
Mounds View Independent School District #621 Series A 5.00% 2/1/23 (FSA)	2,020,000	2,109,001
Princeton Independent School District Refunding #477 Series A 5.00% 2/1/24 (FSA)	1,000,000	1,051,360
Robbinsdale Independent School District #281 5.00% 2/1/21 (FSA)	500,000	525,670

Washington County Housing & Redevelopment Authority Refunding Series B
5.50% 2/1/22 (MBIA)	1,705,000	1,789,602
5.50% 2/1/32 (MBIA)	2,140,000	2,223,374
Willmar (Rice Memorial Hospital Project) 5.00% 2/1/32 (FSA)	2,500,000	2,576,175
		33,464,839
§Pre-Refunded Bonds – 28.71%
Andover Economic Development Authority Public Facilities Lease Revenue (Andover Community Center)
5.125% 2/1/24-14	500,000	539,185
5.20% 2/1/29-14	1,000,000	1,082,430
Centennial Independent School District #012 Series A 5.00% 2/1/20-12 (FSA)	800,000	848,240
Chaska Electric Revenue Series A 6.00% 10/1/25-10	1,000,000	1,071,320
Elk River Independent School District #728 Series A 5.00% 2/1/16-14 (FGIC)	1,500,000	1,626,000
Metropolitan Council Minneapolis/St. Paul Metropolitan Area Waste Water Treatment Series C 5.00% 2/1/22-11	1,000,000	1,049,270
Minneapolis Community Development Agency (Limited Tax Common Bond Fund)
Series G-1 5.70% 12/1/19-11	1,100,000	1,189,969
Series G-3 5.45% 12/1/31-11	1,000,000	1,083,910
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	3,200,000	3,552,352
(Fairview Health Services) Series A 5.625% 5/15/32-12	2,750,000	3,037,375
Minneapolis/St. Paul Metropolitan Airports Commission Revenue
Series A 5.125% 1/1/25-09 (FGIC)	900,000	927,486
Series C 5.25% 1/1/32-11 (FGIC)	6,000,000	6,360,659
Minnesota Agricultural & Economic Development Board Revenue (Fairview Health Care
System) Series A 6.375% 11/15/29-10	6,105,000	6,699,809
Morris Independent School District #769 5.00% 2/1/28-13 (MBIA)	3,750,000	4,017,863
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series D 5.25% 7/1/38-12	1,000,000	1,079,410
Puerto Rico Commonwealth Public Improvement Revenue Series A 5.00% 7/1/27-12	1,250,000	1,344,413
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series D 5.25% 7/1/27-12	1,470,000	1,583,543
Rochester Electric Utility Revenue 5.25% 12/1/30-10 (AMBAC)	600,000	635,610
Southern Minnesota Municipal Power Agency Supply Revenue Refunding Series A 5.75% 1/1/18-13	3,715,000	4,152,850
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B 5.25% 7/1/30-14	1,250,000	1,378,863
St. Michael Independent School District #885
5.00% 2/1/22-12 (FSA)	2,000,000	2,120,600
5.00% 2/1/24-12 (FSA)	1,125,000	1,192,838
Waconia Health Care Facilities Revenue (Ridgeview Medical Center Project) Series A 6.10% 1/1/19-10 (RADIAN)	1,405,000	1,485,155
		48,059,150
Special Tax Revenue Bonds – 4.23%
Minneapolis Art Center Facilities Revenue (Walker Art Center Project) 5.125% 7/1/21	4,250,000	4,400,068
Minneapolis Community Development Agency Supported Common Bond Fund Series 5 5.70% 12/1/27	375,000	376,661
Minneapolis Development Revenue (Limited Tax Supported Common Bond Fund) Series 1 5.50% 12/1/24 (AMT)	1,000,000	1,035,390
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	761,136
Virgin Islands Public Finance Authority Revenue (Senior Lein Matching Fund Loan Notes) Series A 5.25% 10/1/23	500,000	506,760
		7,080,015
State General Obligation Bonds – 5.84%
Minnesota State 5.00% 8/1/21	5,025,000	5,276,300
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/15	1,100,000	1,160,258
5.50% 7/1/17	1,100,000	1,175,504
Refunding 5.50% 7/1/19 (MBIA)	1,000,000	1,113,260
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14	1,000,000	1,041,890
		9,767,212
Transportation Revenue Bonds – 7.70%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series A
5.00% 1/1/22 (MBIA)	3,000,000	3,094,260
5.00% 1/1/28 (MBIA)	2,120,000	2,160,810
5.25% 1/1/16 (MBIA)	1,000,000	1,064,760
Series B
5.00% 1/1/35 (AMBAC)	2,000,000	2,043,220
5.25% 1/1/24 (FGIC) (AMT)	1,000,000	1,011,600
St. Paul Housing & Redevelopment Authority Parking Revenue (Block 19 Ramp Project) Series A
5.35% 8/1/29 (FSA)	3,350,000	3,516,964
		12,891,614
Total Municipal Bonds (cost $253,297,180)		262,226,537
•Short-Term Investments – 0.69%
Variable Rate Demand Notes – 0.69%
University of Minnesota
Series A 3.40% 1/1/34	10,000	10,000
Series C 3.40% 12/1/36	1,145,000	1,145,000
Total Short-Term Investments (cost $1,155,000)		1,155,000
Total Value of Securities – 157.37%
(cost $254,452,180)	263,381,537
Liabilities Net of Receivables and Other Assets (See Notes) – (0.61%)*	(1,013,360)
Liquidation Value of Preferred Stock – (56.76%)	(95,000,000)
Net Assets Applicable to 11,504,975 Shares Outstanding – 100.00%	$167,368,177

&1Security held in a trust in connection with the Inverse Floater security $7,000,000, 6.916%, 1/1/14.
&2Security held in a trust in connection with the Inverse Floater security $1,500,000, 6.916%, 1/1/15.
@Illiquid security. At December 31, 2007, the aggregate amount of illiquid securities equaled $952,500, which represented 0.57% of the Fund’s net assets. See Note 4 in “Notes.”
§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in “Notes.”
•Variable rate security. The rate shown is the rate as of December 31, 2007.
*Includes $8,500,000 in liability for Inverse Floater programs. See Note 4 in “Notes.”

For additional information on the Inverse Floater programs, see Note 3 in “Notes”.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
HUD – Housing and Urban Development
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
VHA – Veterans Health Administration

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments Minnesota Municipal Income Fund II, Inc. (Fund).

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates value. Generally other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors/Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective December 31, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Interest and Related Expenses – Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes, whereby the cash received is recorded as liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

At December 31, 2007, the Fund had an average daily liability from the participation in inverse floater program of $8,500,000 and recorded interest expense at an average rate of 4.00%.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At December 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$245,971,344
Aggregate unrealized appreciation	$10,516,112
Aggregate unrealized depreciation	(1,605,919)
Net unrealized appreciation	$8,910,193

For federal income tax purposes, at March 31, 2007, capital loss carryforwards of $369,440 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $175,394 expires in 2008, $175,804 expires in 2009, $8,416 expires 2010 and $9,826 expires in 2013.

3. Inverse Floaters
The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. Securities held in trust relating to inverse floater program are identified on the Schedule of Investments.

4. Credit and Market Risk
The Fund uses leverage in the form of preferred shares. Leveraging may result in a higher degree of volatility because the Fund’s net asset value could be more sensitive to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund concentrates its investments in securities issued by municipalities, mainly Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Directors has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of December 31, 2007, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)), exactly as set forth below: